CONSOLIDATED STATEMENTS OF CASH FLOW - USD ($)	3 Months Ended		12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Aug. 31, 2021	Aug. 31, 2020
CONSOLIDATED STATEMENTS OF CASH FLOW
Net income (loss)	$ (239,853)	$ (237,268)	$ 1,039,932	$ (2,580,068)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	0	430	1,414	2,613
Debt/stock based issue costs			0	(301,581)
(Gain) Loss on change in fair value of derivative liability	0	173,154	(1,454,480)	1,731,647
Interest accretion			114,599	0
Impairment expense	17,598	0	19,450	76,960
Prior year correction to note payable, current portion (See Note 6)			0	(39,500)
Gain on extinguishment of debt	(143,956)	0
Realized income on investment	0	(2,087)	(8,349)	(2,783)
Changes in operating assets and liabilities:
Accounts receivable	0	(3,080)
Inventory	0	1,000	1,000	166,113
Prepaid expenses	(1,450)	4,945	(55)	11,666
Notes receivable	0	28,820	132,852	67,148
Accounts payable and accrued expenses			132,101	422,517
Accounts Payable	(22,745)	45,529
Accrued expenses	101,242	0
Related party payable	(64,600)	226	(8,869)	35,020
Net cash provided by (used in) operating activities	(353,764)	11,669	(30,405)	(410,248)
Cash flows from investing activities:
Repurchase and retirement of common stock				(80,000)
Cash paid for asset purchase	(350,000)	0
Notes receivable investment	(500,000)	0	0	(300,000)
Net cash used in investing activities	(850,000)	0	0	(380,000)
Cash flows from financing activities
Proceeds from convertible notes payable			0	828,000
Proceeds from notes payable			150,000	0
Repayment of convertible notes payable				(38,846)
Proceeds form series B-1 preferred stock purchase agreements	4,000,000	0
Net cash provided by financing activities	4,000,000	0	150,000	789,154
Net increase (decrease) in cash	2,796,236	11,669	119,595	(1,094)
Cash - beginning of the year	137,476	17,881	17,881	18,975
Cash - end of the year	2,933,712	29,550	137,476	17,881
Supplemental disclosures:
Interest paid	0	0	0	0
Income taxes	0	0	0	0
Non-cash transactions:
Preferred stock dividends accrued	136,887	12,575	169,633	50,300
Discount on convertible note payable			0	129,615
Issuance of common stock from shares to be issued	$ 40,654,827	$ 0	$ 0	$ 160,000